Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Glucose Health, Inc.
Entity Central Index Key	0001420108
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-1117742
Entity Address Address Line 1	609 SW 8th Street
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Bentonville
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72712
City Area Code	479
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Local Phone Number	802-3827